Provisions for other liabilities and charges	12 Months Ended
Dec. 31, 2019
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Provisions for other liabilities and charges
23. Provisions for other liabilities and charges

All figures in £ millions	Deferred consideration	Property	Disposals and closures	Legal and other	Total
At 1 January 2019	42	102	5	16	165
Adjustment on initial application of IFRS 16 (see note 1b)	—	(101)	—	—	(101)
Exchange differences	(1)	—	—	(2)	(3)
Charged to income statement	—	10	—	67	77
Released to income statement	—	—	(5)	(15)	(20)
Utilised	(5)	(1)	—	(17)	(23)
Transfer from trade and other liabilities	—	6	—	—	6
Transfer to other liabilities	(36)	—	—	—	(36)

At 31 December 2019	—	16	—	49	65

Analysis of provisions:

	2019
All figures in £ millions	Deferred consideration	Property	Disposals and closures	Legal and other	Total
Current	—	9	—	43	52
Non-current	—	7	—	6	13

	—	16	—	49	65

	2018
Current	6	2	5	7	20
Non-current	36	100	—	9	145

	42	102	5	16	165

Deferred consideration primarily related to the formation of a venture in North America in 2011. This provision was reclassified to other liabilities during 2019.

Property provisions in 2018 predominantly related to restructuring and onerous leases. The main provisions related to the consolidation of London properties and were expected to be utilised from 2020. Uncertainties around property provisions related to prevailing market conditions including potential sublet income, lease terms including rent free periods, void periods, lease incentives and running costs. On the initial application of IFRS 16 (see note 1b) in 2019 onerous lease provisions have been offset against the relevant right-of-use
asset. Property provisions in 2019 relate to restructuring and dilapidation provisions.
Legal and other includes legal claims, contract disputes and potential contract losses with the provisions utilised as the cases are settled. Also included in legal and other are other restructuring provisions that are generally utilised within one year.